Derivative Instruments and Hedging Activities - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Fair Value	$ (4,346)		$ (4,346)		$ (975)	$ 5,645
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(3,694)	1,533	(1,972)	(140)	(3,909)	1,838
Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	625,000		625,000		500,000
Fair Value	(4,346)		(4,346)		(975)
Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount						300,000
Fair Value						5,645
Interest Rate Swaps [Member]
Derivative [Line Items]
Fair Value	(5,749)		(5,749)		(2,714)	2,837
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(3,433)	1,380	(1,795)	(33)
Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	550,000		550,000		425,000
Fair Value	(5,749)		(5,749)		(2,714)
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member]
Derivative [Line Items]
Expiration Date			Jul. 01, 2018		Jul. 01, 2018
Expiration Date					Jul. 01, 2018
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(599)	571	47	(4)	(896)	957
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	165,000		165,000		165,000
Fair Value	182		182		103
Interest Rate Swaps [Member] | Effective July 1, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount						165,000
Fair Value						1,617
Interest Rate Swaps [Member] | Effective August 19, 2013 [Member]
Derivative [Line Items]
Expiration Date			Aug. 20, 2018		Aug. 20, 2018
Expiration Date					Aug. 20, 2018
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(263)	293	141	(333)	(656)
Interest Rate Swaps [Member] | Effective August 19, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	75,000		75,000		75,000
Fair Value	(870)		(870)		(1,109)
Interest Rate Swaps [Member] | Effective October 9, 2013 [Member]
Derivative [Line Items]
Expiration Date			Oct. 09, 2018		Oct. 09, 2018
Expiration Date					Oct. 09, 2018
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(211)	144	54	144	(138)
Interest Rate Swaps [Member] | Effective October 9, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	50,000		50,000		50,000
Fair Value	(143)		(143)		(234)
Interest Rate Swaps [Member] | Effective March 28, 2014 [Member]
Derivative [Line Items]
Expiration Date			Mar. 28, 2019		Mar. 28, 2019
Expiration Date					Mar. 28, 2019
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(342)		79		(711)
Interest Rate Swaps [Member] | Effective March 28, 2014 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	75,000		75,000		75,000
Fair Value	(1,069)		(1,069)		(1,203)
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member]
Derivative [Line Items]
Expiration Date			Jun. 05, 2020		Jun. 05, 2020
Expiration Date					Jun. 05, 2020
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(625)	372	(491)	160	(883)	722
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	60,000		60,000		60,000
Fair Value	(1,102)		(1,102)		(271)
Interest Rate Swaps [Member] | Effective June 5, 2015 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount						60,000
Fair Value						1,220
Interest Rate Swaps [Member] | Effective July 28, 2015 [Member]
Derivative [Line Items]
Expiration Date			Jul. 28, 2020
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(540)		(667)
Interest Rate Swaps [Member] | Effective July 28, 2015 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	50,000		50,000
Fair Value	(1,127)		(1,127)
Interest Rate Swaps [Member] | Effective September 28, 2015 [Member]
Derivative [Line Items]
Expiration Date			Sep. 28, 2020
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(450)		(503)
Interest Rate Swaps [Member] | Effective September 28, 2015 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	40,000		40,000
Fair Value	(851)		(851)
Interest Rate Swaps [Member] | Effective December 28, 2015 [Member]
Derivative [Line Items]
Expiration Date			Dec. 28, 2020
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(403)		(455)
Interest Rate Swaps [Member] | Effective December 28, 2015 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	35,000		35,000
Fair Value	(769)		(769)
Interest Rate Caps [Member]
Derivative [Line Items]
Fair Value	1,403		1,403		1,739	2,808
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(261)	153	(177)	(107)
Interest Rate Caps [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	75,000		75,000		75,000
Fair Value	1,403		1,403		1,739
Interest Rate Caps [Member] | Effective July 1, 2013 [Member]
Derivative [Line Items]
Expiration Date			Jul. 01, 2018		Jul. 01, 2018
Expiration Date					Jul. 01, 2018
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(125)	78	(94)	(43)	(292)	31
Interest Rate Caps [Member] | Effective July 1, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	35,000		35,000		35,000
Fair Value	652		652		826
Interest Rate Caps [Member] | Effective July 1, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount						35,000
Fair Value						1,323
Interest Rate Caps [Member] | Effective June 5, 2013 [Member]
Derivative [Line Items]
Expiration Date			Jun. 05, 2018		Jun. 05, 2018
Expiration Date					Jun. 05, 2018
Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	(136)	75	(83)	(64)	(333)	128
Interest Rate Caps [Member] | Effective June 5, 2013 [Member] | Other Liabilities [Member]
Derivative [Line Items]
Notional/ Contract Amount	40,000		40,000		40,000
Fair Value	751		751		913
Interest Rate Caps [Member] | Effective June 5, 2013 [Member] | Other Assets [Member]
Derivative [Line Items]
Notional/Contract Amount						40,000
Fair Value						$ 1,485